Note 5 - Gain (Loss) on SES Development (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about gain (loss) on assets [text block]
	Year Ended June 30		Three Months ended June 30	Year Ended March 31
(US dollars in thousands)	2021	2020	2019	2019
VivoRex contract obligations	-	2,768	-	(1,902)
Australia solar projects	(165)	496	-	(247)
ISS Joint Venture - 50% share of discontinued projects	(6,950)	(1,675)	-	(868)
NC Projects sale	-	-	-	402
Gain on acquisition of remaining 50% ISV from ISS	7,848	-	-	-
Other gains	36	-	38	-
Total gain/(loss) on Solar Development	769	1,589	38	(2,615)